Business combinations - Additional Information (Detail) € in Thousands, $ in Thousands					2 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 28, 2023 EUR (€)	Apr. 27, 2023	Mar. 31, 2023	Jun. 30, 2023 EUR (€) store	Jun. 30, 2023 EUR (€) store	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Apr. 28, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Transaction costs related to the Business Combination						€ 1,059	€ 1,090
Tom Ford Fashion
Disclosure of detailed information about business combination [line items]
Number of retail stores | store					51	51
Pelletteria Tizeta S.r.l.
Disclosure of detailed information about business combination [line items]
Group's percentage interest	100.00%	100.00%
Pelletteria Tizeta S.r.l. | Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Group's percentage interest				50.00%
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			15.00%	15.00%
Provision of guarantees or collateral to entity, related party transactions | $								$ 6,875
Pelletteria Tizeta S.r.l.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			50.00%	50.00%
Group's percentage interest			50.00%
Pelletteria Tizeta S.r.l. | Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			50.00%
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting interests acquired	85.00%	85.00%							85.00%
Implied fair value | $									$ 150,000
Transaction costs related to the Business Combination		€ 4,681
Revenue of the acquiree since the acquisition date					€ 64,015
Loss of the acquiree since the acquisition date					€ 1,317
Business combination proforma revenue of the combined entity						€ 97,000
Business combination proforma net loss						€ 17,000
Percentage of entity's assets						17.00%
Percentage of entity's revenue						7.00%
Long-term licensing and collaboration agreement, term		20 years							20 years
Long-term licensing and collaboration agreement, automatic renewal term		10 years							10 years
Tom Ford International LLC | Concessions, licenses, trademarks and patents
Disclosure of detailed information about business combination [line items]
License agreement		€ 90,856
Right-of-use license agreement, useful life		30 years
Right-of-use guaranteed years		20 years							20 years
Right-of-use automatic renewal term		10 years							10 years